Statements of Cash Flows - Summary of Significant Non-cash Transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement [Abstract]
Reclassification of prepayment to intangible assets	₩ 212	₩ 102	₩ 64
Increase of accounts payable relating to the acquisition of software	292	2,033	609
Acquisitions of right-of-use assets	4,912	4,704	1,209
Increase of accounts payable relating to the acquisition of other intangible assets	2,557	1,147	0
Reclassification of other non-current financial asset to other non- current assets	₩ 0	₩ 1,030	₩ 0